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                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 2003

The supplement to the prospectus dated May 1, 2003 is hereby amended and restated as follows:

OPTIONAL BENEFITS
GUARANTEED RETIREMENT INCOME BENEFIT -GRIB

GRIB is no longer available for contracts issued on or after July 21, 2003. GRIB II remains available as provided in the prospectus.

                                      ****

FIXED ACCOUNT INVESTMENT OPTIONS

For contracts purchased on and after May 5, 2003: (a) purchase payments may not be allocated to the 1-year fixed account investment option and (b) transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.

                  THE DATE OF THIS SUPPLEMENT IS JULY 21, 2003


NYWealthmark III Supp 7-21-2003